HOTEL OPERATING COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
HOTEL OPERATING COSTS
Rents	¥ 1,804,532		¥ 1,543,651	¥ 1,255,663
Utilities	341,620		323,837	273,314
Personnel costs	919,555		788,973	638,511
Depreciation and amortization	645,058		558,833	453,062
Consumable, food and beverage	485,099		454,795	391,715
Others	316,283		207,938	169,401
Total	¥ 4,512,147	$ 696,556	¥ 3,878,027	¥ 3,181,666